Cash and cash equivalents and marketable securities (Details Textual) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Cash and Cash Equivalents and Marketable Securities [Abstract]
Denominated balance	R$ 21,390	R$ 22,700